NORTHERN LIGHTS FUND TRUST

September 10, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Chadwick & D’Amato Fund

               The Collar Fund

KCM Macro Trends Fund

Pacific Financial Core Equity Fund

Pacific Financial Explorer Fund

Pacific Financial International Fund

Pacific Financial Strategic Conservative Fund

Pacific Financial Tactical Fund

PTA Comprehensive Alternatives Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Emerging Markets Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Large-Cap Fund

Toews Hedged Small & Mid-Cap Fund

Toews Hedged Growth Allocation Fund

Zeo Strategic Income Fund

Post Effective Amendment No. 405 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the Chadwick & D’Amato Fund, The Collar Fund, KCM Macro Trends Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund,  Pacific Financial Tactical Fund,  PTA Comprehensive Alternatives Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Emerging Markets Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid-Cap Fund, Toews Hedged Growth Allocation Fund and Zeo Strategic Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 405 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on August 29, 2012 (SEC Accession No 0000910472-12-002432).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary

cc:   JoAnn M. Strasser, Esq.